UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253



Wells Fargo Funds Trust
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

Andrew Owen
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)



Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 5/31

Date of reporting period: 07/01/16 - 06/30/17


Item 1. Proxy Voting Record


==================== Wells Fargo C&B Large Cap Value Fund =====================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: the Wells Fargo C&B Large Cap Value Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 24, 2017).


===================== Wells Fargo Diversified Equity Fund =====================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of the following affiliated master portfolios: the Wells Fargo C&B Large Cap Value Portfolio, Wells Fargo Diversified Large Cap Growth Portfolio, Wells Fargo Large Company Value Portfolio, Wells Fargo Emerging Growth Portfolio, Wells Fargo Index Portfolio, Wells Fargo International Growth Portfolio, Wells Fargo International Value Portfolio, Wells Fargo Small Company Growth Portfolio and Wells Fargo Small Company Value Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 24, 2017).


====================== Wells Fargo Emerging Growth Fund =======================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: the Wells Fargo Emerging Growth Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust
(CIK #0001087961, File Number 811-09689, Filing Date: August 24, 2017).


=========================== Wells Fargo Index Fund ============================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: the Wells Fargo Index Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 24, 2017).


==================== Wells Fargo International Value Fund =====================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: the Wells Fargo International Value Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 24, 2017).


==================== Wells Fargo Small Company Growth Fund ====================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: the Wells Fargo Small Company Growth Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 24, 2017).


==================== Wells Fargo Small Company Value Fund =====================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: the Wells Fargo Small Company Value Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 24, 2017).



========== END NPX REPORT


SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.



WELLS FARGO FUNDS TRUST

BY: /S/ ANDREW OWEN
NAME: ANDREW OWEN
TITLE: PRESIDENT
DATE: August 24, 2017